Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
October 31, 2025
MCVK6-NPRT3-1225
1.9883980.108
Common Stocks - 100.3%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	4,100	338,561
CANADA - 1.7%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc (United States)	21,844	369,600
Secure Waste Infrastructure Corp	39,300	490,638
		860,238
Materials - 0.7%
Chemicals - 0.4%
Methanex Corp (United States)	8,194	322,188
Paper & Forest Products - 0.3%
Interfor Corp (a)	48,400	272,962
TOTAL MATERIALS		595,150

TOTAL CANADA		1,455,388
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	2,007	208,547
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	3,200	398,673
TOTAL GERMANY		607,220
IRELAND - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	1,735	225,966
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	9,300	186,468
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (b)(c)	6,673	207,742
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Subsea 7 SA	8,700	158,896
TechnipFMC PLC	9,382	387,946

TOTAL UNITED KINGDOM		546,842
UNITED STATES - 95.4%
Communication Services - 0.6%
Media - 0.6%
Nexstar Media Group Inc	2,454	480,321
Consumer Discretionary - 9.7%
Automobile Components - 0.7%
Patrick Industries Inc	5,438	567,564
Diversified Consumer Services - 0.9%
Laureate Education Inc (a)	27,540	799,486
Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations Inc (a)	8,604	356,635
Household Durables - 2.8%
KB Home	7,091	442,620
Newell Brands Inc	53,768	182,811
PulteGroup Inc	5,220	625,721
Somnigroup International Inc	4,778	379,087
TopBuild Corp (a)	937	395,864
Whirlpool Corp (d)	6,077	435,296
		2,461,399
Leisure Products - 0.4%
Hasbro Inc	5,019	383,000
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	5,086	243,568
Bath & Body Works Inc	11,000	269,280
Gap Inc/The	14,754	337,129
Lithia Motors Inc Class A	1,346	422,752
Murphy USA Inc	1,345	481,779
Signet Jewelers Ltd (d)	4,220	417,147
Upbound Group Inc	18,245	353,588
		2,525,243
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	25,851	536,409
Crocs Inc (a)	5,110	417,436
PVH Corp	4,562	357,341
		1,311,186
TOTAL CONSUMER DISCRETIONARY		8,404,513

Consumer Staples - 4.6%
Beverages - 1.0%
Coca-Cola Consolidated Inc	2,043	266,366
Primo Brands Corp Class A	29,765	653,937
		920,303
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree Inc (a)	7,127	706,428
Grocery Outlet Holding Corp (a)	16,114	219,312
US Foods Holding Corp (a)	10,007	726,709
		1,652,449
Food Products - 1.7%
Bunge Global SA	7,679	726,433
Darling Ingredients Inc (a)	10,359	332,006
Ingredion Inc	3,331	384,431
		1,442,870
TOTAL CONSUMER STAPLES		4,015,622

Energy - 5.5%
Energy Equipment & Services - 1.6%
Baker Hughes Co Class A	15,482	749,484
Weatherford International PLC	8,504	626,659
		1,376,143
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy Inc	2,798	593,176
Core Natural Resources Inc	6,525	515,475
Ovintiv Inc	10,478	393,030
Phillips 66	4,207	572,741
Sunoco LP	7,400	386,428
Targa Resources Corp	3,671	565,481
Valero Energy Corp	2,182	369,980
		3,396,311
TOTAL ENERGY		4,772,454

Financials - 15.7%
Banks - 2.8%
East West Bancorp Inc	4,522	459,435
First Citizens BancShares Inc/NC Class A	336	613,140
First Horizon Corp	6,700	143,111
M&T Bank Corp	3,941	724,632
Western Alliance Bancorp	6,528	504,941
		2,445,259
Capital Markets - 2.9%
Ameriprise Financial Inc	1,567	709,491
BGC Group Inc Class A	19,113	174,693
Blue Owl Capital Inc Class A	21,933	345,883
Raymond James Financial Inc	3,260	517,264
State Street Corp	6,383	738,258
		2,485,589
Consumer Finance - 3.6%
Ally Financial Inc	12,584	490,398
Capital One Financial Corp	2,725	599,473
Credit Acceptance Corp (a)(d)	1,130	505,494
FirstCash Holdings Inc	1,983	314,306
OneMain Holdings Inc	11,228	664,586
SLM Corp	19,406	521,051
		3,095,308
Financial Services - 3.2%
Apollo Global Management Inc	4,926	612,351
Corebridge Financial Inc	11,909	387,757
Global Payments Inc	5,402	420,060
NCR Atleos Corp (a)	6,338	233,872
PennyMac Financial Services Inc	3,161	397,685
Voya Financial Inc	4,874	362,918
WEX Inc (a)	2,520	367,618
		2,782,261
Insurance - 3.2%
American Financial Group Inc/OH	2,637	347,240
First American Financial Corp	7,108	444,321
Hartford Insurance Group Inc/The	6,622	822,320
Reinsurance Group of America Inc	3,506	639,705
Travelers Companies Inc/The	1,912	513,601
		2,767,187
TOTAL FINANCIALS		13,575,604

Health Care - 8.9%
Health Care Equipment & Supplies - 1.8%
Baxter International Inc	16,385	302,631
Haemonetics Corp (a)	6,474	323,765
QuidelOrtho Corp (a)	17,944	484,309
Solventum Corp (a)	6,935	478,792
		1,589,497
Health Care Providers & Services - 5.2%
Acadia Healthcare Co Inc (a)	33,362	717,283
AdaptHealth Corp (a)	26,301	236,445
BrightSpring Health Services Inc (a)	10,500	347,025
Cigna Group/The	1,821	445,071
CVS Health Corp	3,854	301,190
Humana Inc	2,100	584,199
Molina Healthcare Inc (a)	4,877	746,474
PACS Group Inc (a)	29,000	350,320
Tenet Healthcare Corp (a)	3,677	759,264
		4,487,271
Life Sciences Tools & Services - 1.9%
Bruker Corp	9,163	356,807
ICON PLC (a)	3,394	583,157
IQVIA Holdings Inc (a)	3,348	724,708
		1,664,672
TOTAL HEALTH CARE		7,741,440

Industrials - 18.7%
Aerospace & Defense - 0.8%
ATI Inc (a)	7,380	730,399
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)	12,431	698,747
Building Products - 1.4%
Masterbrand Inc (a)	27,272	344,445
Owens Corning	3,732	475,122
UFP Industries Inc	3,902	359,491
		1,179,058
Commercial Services & Supplies - 0.8%
Brink's Co/The	3,549	394,507
MillerKnoll Inc	17,782	277,755
		672,262
Construction & Engineering - 1.7%
Centuri Holdings Inc (a)	21,146	426,938
EMCOR Group Inc	849	573,737
WillScot Holdings Corp	21,479	467,168
		1,467,843
Electrical Equipment - 0.7%
Regal Rexnord Corp	4,245	598,078
Ground Transportation - 2.5%
Ryder System Inc	3,725	630,382
Saia Inc (a)	2,084	609,570
U-Haul Holding Co Class N	7,552	366,196
XPO Inc (a)	3,671	528,147
		2,134,295
Machinery - 6.0%
Allison Transmission Holdings Inc	7,393	610,292
CNH Industrial NV Class A	47,230	495,443
Cummins Inc	2,250	984,781
Flowserve Corp (d)	10,525	718,331
Gates Industrial Corp PLC (a)	18,253	403,026
Mueller Industries Inc	7,041	745,431
Oshkosh Corp	4,412	543,955
Terex Corp	12,311	566,552
		5,067,811
Passenger Airlines - 0.6%
Alaska Air Group Inc (a)	4,282	178,687
United Airlines Holdings Inc (a)	4,030	378,981
		557,668
Professional Services - 2.0%
Amentum Holdings Inc (a)	14,150	317,102
Concentrix Corp (d)	5,429	218,842
First Advantage Corp (a)(d)	21,438	270,762
Genpact Ltd	7,921	302,186
KBR Inc	7,069	302,836
SS&C Technologies Holdings Inc	4,079	346,389
		1,758,117
Trading Companies & Distributors - 1.4%
GATX Corp	2,247	352,442
Herc Holdings Inc	4,117	584,820
Rush Enterprises Inc Class A	5,497	271,607
		1,208,869
TOTAL INDUSTRIALS		16,073,147

Information Technology - 9.9%
Communications Equipment - 0.9%
Ciena Corp (a)	3,977	755,312
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (a)	4,790	534,325
Avnet Inc	10,575	512,359
Coherent Corp (a)	2,744	362,098
Sanmina Corp (a)	3,921	537,373
TD SYNNEX Corp	1,845	288,724
Vontier Corp	4,400	169,400
		2,404,279
IT Services - 1.3%
EPAM Systems Inc (a)	2,345	383,501
GoDaddy Inc Class A (a)	2,700	359,451
Kyndryl Holdings Inc (a)	13,897	401,902
		1,144,854
Semiconductors & Semiconductor Equipment - 2.4%
First Solar Inc (a)	3,564	951,374
MKS Inc	2,939	422,364
ON Semiconductor Corp (a)	14,377	720,000
		2,093,738
Software - 0.2%
Zoom Communications Inc Class A (a)	2,105	183,618
Technology Hardware, Storage & Peripherals - 2.3%
Sandisk Corp/DE	1,788	356,402
Western Digital Corp	10,772	1,618,062
		1,974,464
TOTAL INFORMATION TECHNOLOGY		8,556,265

Materials - 5.9%
Chemicals - 1.7%
Corteva Inc	12,364	759,644
DuPont de Nemours Inc	4,400	359,260
Mosaic Co/The	12,326	338,349
		1,457,253
Construction Materials - 1.3%
CRH PLC	5,148	613,127
Eagle Materials Inc	2,345	497,890
		1,111,017
Containers & Packaging - 0.9%
Smurfit WestRock PLC	22,204	819,772
Metals & Mining - 2.0%
Reliance Inc	4,167	1,176,886
Steel Dynamics Inc	3,599	564,323
		1,741,209
TOTAL MATERIALS		5,129,251

Real Estate - 8.5%
Health Care REITs - 2.4%
American Healthcare REIT Inc	15,758	714,153
Ventas Inc	6,685	493,285
Welltower Inc	4,744	858,854
		2,066,292
Industrial REITs - 1.2%
Prologis Inc	4,896	607,545
Rexford Industrial Realty Inc	10,790	445,842
		1,053,387
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	58,941	454,435
Jones Lang LaSalle Inc (a)	1,699	518,348
		972,783
Residential REITs - 0.7%
Sun Communities Inc	5,005	633,633
Specialized REITs - 3.1%
Equinix Inc	623	527,064
Iron Mountain Inc	4,876	501,984
Lamar Advertising Co Class A	3,327	394,549
Outfront Media Inc	20,172	356,843
PotlatchDeltic Corp	7,710	308,400
Public Storage Operating Co	2,091	582,470
		2,671,310
TOTAL REAL ESTATE		7,397,405

Utilities - 7.4%
Electric Utilities - 4.4%
Constellation Energy Corp	833	314,041
Evergy Inc	10,039	771,096
Eversource Energy	11,510	849,553
NRG Energy Inc	3,070	527,610
PG&E Corp	57,270	914,030
PPL Corp	10,639	388,536
		3,764,866
Gas Utilities - 0.8%
UGI Corp	20,408	682,239
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The	45,137	626,050
Vistra Corp	1,225	230,668
		856,718
Multi-Utilities - 1.2%
Sempra	11,548	1,061,723
TOTAL UTILITIES		6,365,546

TOTAL UNITED STATES		82,511,568
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (a)	33,700	699,686
TOTAL COMMON STOCKS (Cost $75,621,319)		86,779,441

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $1,389,025)	4.18	1,388,886	1,389,025

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $77,010,344)	88,168,466
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,629,472)
NET ASSETS - 100.0%	86,538,994

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $207,742 or 0.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,742 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $40,315.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	352,486	11,660,879	12,013,353	7,703	(12)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	434,900	16,716,117	15,761,992	13,081	-	-	1,389,025	1,388,886	0.0%
Total	787,386	28,376,996	27,775,345	20,784	(12)	-	1,389,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.